<SEQUENCE>1
<FILENAME>nia2q08.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     July 23, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $131,510 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------
AMAZON INC               COM            023135106      1745     23800            Sole                 4200       0   19600
AT&T                     COM            00206R102      7543    223889            Sole               118497       0  105392
BANK OF AMERICA          COM            060505104      3537    148188            Sole                81580       0   66608
BRISTOL MYERS SQUIBB     COM            110122108      4865    236966            Sole               111525       0  125441
CITIGROUP INC            COM            172967101      2175    129765            Sole                69939       0   59826
CONAGRA FOODS            COM            205887102      4795    248727            Sole               117575       0  131152
CONSOL ENERGY INC        COM            20854P109     13583    120875            Sole                56100       0   64775
CUMMINS INC              COM            231021106      1421     21690            Sole                 3750       0   17940
DIRECTV GROUP INC        COM            25459L106      9120    351989            Sole               149775       0  202214
DOW CHEM CO              COM            260543103      5395    154537            Sole                79000       0   75537
DU PONT                  COM            263534109      5829    135907            Sole                67675       0   68232
EASTMAN KODAK            COM            277461109      3400    235606            Sole               106450       0  129156
GENERAL MTRS CORP        COM            370442105      2688    233780            Sole               118950       0  114830
HOME DEPOT               COM            437076102      6023    257165            Sole               137050       0  120115
ISHARES RUSSELL 2000     COM            464287655       208      3015            Sole                    0       0    3015
J P MORGAN CHASE         COM            46625H100      5411    157700            Sole                83750       0   73950
JACOBS ENGR GROUP        COM            469814107      7874     97575            Sole                45700       0   51875
JUNIPER NETWORKS INC     COM            48203R104       903     40700            Sole                 7050       0   33650
LILY ELI & CO            COM            532457108      5408    117161            Sole                60175       0   56986
MERCK & CO               COM            589331107      5923    157160            Sole                76925       0   80235
MIDCAP SPDR TR SER 1     COM            595635103       263      1770            Sole                    0       0    1770
MONSANTO CO              COM            61166W101      9780     77350            Sole                35800       0   41550
NATIONAL OILWELL VARCO   COM            637071101      1766     19900            Sole                 3500       0   16400
NUCOR CORP               COM            670346105     11966    160250            Sole                72775       0   87475
ORACLE CORP              COM            68389X105      1978     94200            Sole                16400       0   77800
PFIZER                   COM            717081103      3881    222158            Sole               102150       0  120008
WELLS FARGO              COM            949746101      4030    169685            Sole                79650       0   90035

                                                    131,510